Net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Revenues
Gross billing	$ 2,839,597	$ 3,440,863	$ 2,974,850
Billing from products	2,731,872	3,330,975	2,898,210
Billing from freight, contracting insurance services and others	107,725	109,888	76,640
Taxes on sales	(263,979)	(402,064)	(347,311)
Return of products sales	(2,385)	(4,809)	(5,429)
Net revenues	$ 2,573,233	$ 3,033,990	$ 2,622,110